UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            March 31, 2011
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       114
Entry Total:
Form 13F Information Table     	 $461,782,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 S&P 500 SPDR                      UNIT SER 1  78462F103       494      3,728   SH       Sole                   3,728
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     7,895    202,276   SH       Sole                 202,276
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     4,461    127,049   SH       Sole                 127,049
                                   EXUS
 iShares MSCI EAFE                 MSCI EAFE   464287465    27,898    464,341   SH       Sole                 464,341
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    27,536    442,424   SH       Sole                 442,424
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       897     18,432   SH       Sole                  18,432
                                   MKT
 iShares MSCI KLD 400 Social Index FTSE        464288570       231      4,763   SH       Sole                   4,763
 Fund                              KLD400 SOC
 iShares Russell 1000 Growth       RUSSELL     464287614   133,877  2,213,936   SH       Sole               2,213,936
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    88,163  1,283,860   SH       Sole               1,283,860
                                   0VAL
 iShares Russell Micro Cap Index   RUSSELL     464287481       341      6,406   SH       Sole                   6,406
 Fund                              MCP IDX
 iShares S&P 500                   S&P 500     464287200    98,820    742,948   SH       Sole                 742,948
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     1,166     16,975   SH       Sole                  16,975
 3M Co.                            COM         88579y101       495      5,294   SH       Sole                   5,294
 AON Corp.                         COM         037389103       404      7,621   SH       Sole                   7,621
 AT&T Inc.                         COM         00206R102     1,038     33,920   SH       Sole                  33,920
 Abbott Laboratories               COM         002824100     2,250     45,866   SH       Sole                  45,866
 Allstate Corp                     COM         020002101       377     11,862   SH       Sole                  11,862
 Altria Group                      COM         718154107       291     11,168   SH       Sole                  11,168
 Amazon.Com                        COM         231351065       296      1,644   SH       Sole                   1,644
 American Express Co.              COM         025816109       287      6,353   SH       Sole                   6,353
 Amgen Inc.                        COM         311621007       253      4,741   SH       Sole                   4,741
 Anadarko Pete Corp                COM         032511107       211      2,580   SH       Sole                   2,580
 Apache Corp                       COM         037411105       440      3,359   SH       Sole                   3,359
 Apple Computer, Inc.              COM         378331003     2,286      6,558   SH       Sole                   6,558
 Applied Materials Inc             COM         382221059       393     25,141   SH       Sole                  25,141
 Aptar Group                       COM         383361037     1,018     20,300   SH       Sole                  20,300
 Automatic Data Processing Inc.    COM         530151034       334      6,514   SH       Sole                   6,514
 Bank of New York Mellon Co.       COM         064058100       390     13,041   SH       Sole                  13,041
 BankAmerica Corp.                 COM         605051044       517     38,803   SH       Sole                  38,803
 Baxter International Inc.         COM         718131097       633     11,771   SH       Sole                  11,771
 Berkshire Hathaway                COM         084670702     1,007     12,038   SH       Sole                  12,038
 Berkshire Hathaway CL A          CL A	       084670108     1,629      1,300   SH       Sole                   1,300
 Boeing Co.                        COM         970231056       522      7,064   SH       Sole                   7,064
 Bristol-Myers Squibb Company      COM         110122108       261      9,866   SH       Sole                   9,866
 British Petroleum Amoco           COM         556221042       729     16,513   SH       Sole                  16,513
 C H Robinson                      COM         12541W100     1,421     19,175   SH       Sole                  19,175
 Calpine Corp.                     COM         131347304       163     10,300   SH       Sole                  10,300
 Carnival Corp.                    COM         143658102       460     12,003   SH       Sole                  12,003
 Caterpillar Inc.                  COM         149123101     1,492     13,396   SH       Sole                  13,396
 Charles Schwab                    COM         808513105       242     13,395   SH       Sole                  13,395
 Chesapeake Energy Corp.           COM         165167107       288      8,593   SH       Sole                   8,593
 ChevronTexaco Corp.               COM         166764100     1,253     11,661   SH       Sole                  11,661
 Cisco Systems Inc.                COM         17275R102       410     23,878   SH       Sole                  23,878
 Citigroup Inc.                    COM         172967101       416     94,066   SH       Sole                  94,066
 Coca Cola                         COM         191216100       689     10,386   SH       Sole                  10,386
 Colgate-Palmolive Co              COM         194162103       233      2,882   SH       Sole                   2,882
 ComCast                           COM         20030N101       227      9,188   SH       Sole                   9,188
 ConAgra Inc.                      COM         205887102       216      9,098   SH       Sole                   9,098
 Conocophillips                    COM         718507106       517      6,475   SH       Sole                   6,475
 DCT Industrial Trust Inc          COM         233153105       346     62,354   SH       Sole                  62,354
 Deere & Co.                       COM         244199105       235      2,422   SH       Sole                   2,422
 Diageo                            COM         25243Q205       225      2,953   SH       Sole                   2,953
 Discover Financial Services LLC   COM         254709108       238      9,853   SH       Sole                   9,853
 EI DuPont de Nemours & Co.        COM         263534109       229      4,158   SH       Sole                   4,158
 EMC Corp. Mass.                   COM         268648102       258      9,707   SH       Sole                   9,707
 Edwards Lifesciences              COM         28176E108       255      2,936   SH       Sole                   2,936
 Exelon Corporation                COM         30161N101       789     19,144   SH       Sole                  19,144
 Exxon Mobil Corporation           COM         30231G102     2,804     33,327   SH       Sole                  33,327
 Ford Motor Company                COM         345370860       467     31,353   SH       Sole                  31,353
 Franklin Resources Inc.           COM         354613101       342      2,736   SH       Sole                   2,736
 Freeport-McMoran Copper & Gold    COM         35671d857       239      4,304   SH       Sole                   4,304
 Inc.
 General Electric                  COM         369604103     1,024     51,060   SH       Sole                  51,060
 Glaxosmithkline                   COM         37733W105       441     11,474   SH       Sole                  11,474
 Goldman Sachs Group               COM         38141G104       380      2,396   SH       Sole                   2,396
 Google Inc                        COM         38259p508       684      1,165   SH       Sole                   1,165
 Half Robert Int'l                 COM         770323103       297      9,700   SH       Sole                   9,700
 Halliburton Co                    COM         406216101       208      4,178   SH       Sole                   4,178
 Hewlett Packard Co                COM         428236103       629     15,358   SH       Sole                  15,358
 Home Depot                        COM         437076102       351      9,463   SH       Sole                   9,463
 Honeywell International           COM         438516106       215      3,604   SH       Sole                   3,604
 IBM                               COM         459200101     1,282      7,859   SH       Sole                   7,859
 Illinois Tool Works               COM         452308109       367      6,830   SH       Sole                   6,830
 Intel Corp.                       COM         458140100     1,083     53,673   SH       Sole                  53,673
 J P Morgan Chase & Co.            COM         46625H100     1,529     33,177   SH       Sole                  33,177
 Johnson & Johnson                 COM         478160104       964     16,269   SH       Sole                  16,269
 Marshall & Ilsley Corp            COM         571837103       164     20,495   SH       Sole                  20,495
 McDonald's Corporation            COM         580135101    12,948    170,163   SH       Sole                 170,163
 Medtronic Inc.                    COM         585055106       303      7,703   SH       Sole                   7,703
 Merck & Co, Inc.                  COM         589331107       477     14,455   SH       Sole                  14,455
 Microsoft Corp.                   COM         594918104       953     37,524   SH       Sole                  37,524
 Morgan Stanley / Dean Witter      COM         617446448       456     16,686   SH       Sole                  16,686
 National Oilwell Varco            COM         637071101       310      3,911   SH       Sole                   3,911
 Northern Trust                    COM         665859104       213      4,192   SH       Sole                   4,192
 Occidental Petroleum Corp         COM         674599105       541      5,181   SH       Sole                   5,181
 Oracle Corp.                      COM         68389X105       654     19,569   SH       Sole                  19,569
 Penn National Gaming              COM         707569109       263      7,100   SH       Sole                   7,100
 Pepsico Inc                       COM         713448108       522      8,102   SH       Sole                   8,102
 Pfizer Inc.                       COM         717081103       700     34,474   SH       Sole                  34,474
 Philip Morris International Inc.  COM         718172109       611      9,311   SH       Sole                   9,311
 Praxair Inc                       COM         74005P104       359      3,534   SH       Sole                   3,534
 Procter & Gamble                  COM         742718109       826     13,415   SH       Sole                  13,415
 Qualcomm, Inc.                    COM         747525103       381      6,947   SH       Sole                   6,947
 Range Resources Corp.                         75281A109       245      4,190   SH       Sole                   4,190
 Rockwell Medical Technologies     COM         774374102       171     19,000   SH       Sole                  19,000
 Inc.
 SAIC, Inc.                        COM         78390X101       683     40,342   SH       Sole                  40,342
 SPDR Gold Shares                  COM         380755959       271      1,941   SH       Sole                   1,941
 SWMX Inc.                         COM         785025107         1  1,309,000   SH       Sole               1,309,000
 Schlumberger Ltd.                 COM         806857108       564      6,051   SH       Sole                   6,051
 Serefex Corp.                     COM         81748P101         0     30,000   SH       Sole                  30,000
 Sirius XM Radio Inc               COM         82966U103        19     11,320   SH       Sole                  11,320
 Southern Corp.                    COM         842587107       218      5,720   SH       Sole                   5,720
 Texas Instruments Inc.            COM         882508104       225      6,519   SH       Sole                   6,519
 Tiffany & Co                      COM         886547108       217      3,528   SH       Sole                   3,528
 Time Warner Inc.                  COM         887317105       260      7,279   SH       Sole                   7,279
 Union Pacific                     COM         907818108       236      2,395   SH       Sole                   2,395
 United Health Care Corp.          COM         91324P102       225      4,979   SH       Sole                   4,979
 United Parcel Service Class B     COM         911312106       340      4,580   SH       Sole                   4,580
 United Technologies Corp.         COM         913017109       417      4,929   SH       Sole                   4,929
 Verizon Communications            COM         92343V104       627     16,273   SH       Sole                  16,273
 Visa, Inc.                        COM         92826c839       414      5,617   SH       Sole                   5,617
 Wal-Mart                          COM         931142103       695     13,356   SH       Sole                  13,356
 Walgreen Company                  COM         931422109       512     12,746   SH       Sole                  12,746
 Walt Disney Co.                   COM         254687106     1,045     24,262   SH       Sole                  24,262
 Wells Fargo & Co New              COM         949746101     1,968     62,056   SH       Sole                  62,056